MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2013
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The fair values of the assets acquired and liabilities assumed in the acquisition are as follows:

Tangible Assets
Cash	-
Accounts receivable	-
Inventory	11,378
Lease holiday	2,093
Other current assets	2,564
Capital assets	6,115

Tangible Assets Acquired	22,150
Tangible Liabilities
Accounts payable	-
Accrued liabilities	2,484
Capital lease obligation	4,162

Tangible Liabilities Acquired	6,646

Fair Value of Net Tangible Assets	15,504
Intangible Assets
Customer relationships	1,745
Developed technology	10,800

Intangible Assets Acquired	12,545
Goodwill	-
Gain on purchase of business	(19,397)

Purchase Price	8,652
Purchase Price
Cash	12,730
Common shares of DragonWave	5,279
Other consideration	1,205
Contingent receivable	(10,562)

8,652